Investment in associates - Schedule of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance	$ 120,049	$ 104,236
Share of net income (loss)	19,871	10,183
Impairment	(4,885)
Gain (loss) on dilution	(943)	5,630
Investments in associates ending balance	134,092	120,049
Calibre
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance	111,774	93,728
Share of net income (loss)	20,122	12,416
Impairment	0
Gain (loss) on dilution	(943)	5,630
Investments in associates ending balance	130,953	111,774
BeMetals
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance	8,275	10,508
Share of net income (loss)	(251)	(2,233)
Impairment	(4,885)
Gain (loss) on dilution	0	0
Investments in associates ending balance	$ 3,139	$ 8,275